Taxation	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Taxation	6. TAXATION
The Santander UK group’s estimated effective tax rate for H120 based on forecast profit before tax was 25.7% (H119: 28.9%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Profit before tax	187	589
Tax calculated at a tax rate of 19% (H119: 19%)	36	112
Bank surcharge on profits	9	39
Non-deductible preference dividends paid	3	5
Non-deductible UK Bank Levy	6	13
Non-deductible conduct remediation, fines and penalties	—	11
Other non-deductible costs and non-taxable income	4	11
Effect of change in tax rate on deferred tax provision	7	—
Tax relief on dividends in respect of other equity instruments	(13)	(21)
Adjustment to prior year provisions	(4)	—
Tax charge	48	170